UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		February 14, 2006
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		19

Form 13F Information Table Value Total:		432,436 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		SHARES	INV   OTHER	   VOTING AUTH
					CLASS					X1000				DISC  MGR	     SOLE

ACCURIDE CORP                  COMMON       004398103       45,580   3,533,300  N   SOLE          3,533,300
AMERICAN DENTAL PARTNERS       COMMON       025353103       37,993   2,101,394  N   SOLE          2,101,394
BRISTOL WEST HOLDINGS INC      COMMON       11037M105       57,954   3,045,400  N   SOLE          3,045,400
CARMIKE CINEMAS INC            COMMON       143436400       17,717     698,614  N   SOLE            698,614
COMPASS MINERALS INTL INC      COMMON       20451N101       11,080     451,500  N   SOLE            451,500
CONCORDE CAREER COLLEGES INC   COMMON       20651H201        8,630     583,099  N   SOLE            583,099
DATAMIRROR CORP                COMMON       237926100       11,990   1,370,297  N   SOLE          1,370,297
ENERSYS COM                    COMMON       29275Y102       31,149   2,388,706  N   SOLE          2,388,706
HEWITT ASSOCS INC              COMMON       42822Q100       22,147     790,678  N   SOLE            790,678
HINES HORTICULTURE INC         COMMON       433245107        3,265     906,823  N   SOLE            906,823
INFINITY PPTY & CAS CORP       COMMON       45665Q103        3,004      80,735  N   SOLE             80,735
INTERSECTIONS INC              COMMON       460981301        8,400     899,306  N   SOLE            899,306
NCO GROUP INC                  COMMON       628858102          428      25,319  N   SOLE             25,319
PANTRY INC DEL                 COMMON       698657103       29,888     636,043  N   SOLE            636,043
PROQUEST COMPANY               COMMON       74346P102       53,428   1,914,310  N   SOLE          1,914,310
REGAL ENTERTAINMENT GROUP      COMMON       758766109       20,420   1,073,600  N   SOLE          1,073,600
REGIS CORPORATION              COMMON       758932107       23,694     614,300  N   SOLE            614,300
REPUBLIC AWYS HLDGS INC        COMMON       760276105       26,608   1,750,511  N   SOLE          1,750,511
RURAL METRO CORP               COMMON       781748108       19,061   2,108,548  N   SOLE          2,108,548





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